Shareholder Report, Line Graph (Details) - USD ($)										1 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended				18 Months Ended	20 Months Ended	22 Months Ended	24 Months Ended			30 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended			42 Months Ended	44 Months Ended	46 Months Ended	48 Months Ended		54 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended		66 Months Ended	70 Months Ended	72 Months Ended		78 Months Ended	82 Months Ended	84 Months Ended		90 Months Ended	94 Months Ended	96 Months Ended			102 Months Ended	108 Months Ended		120 Months Ended
		May 21, 2026	Jun. 30, 2025	Jun. 18, 2025	Oct. 29, 2021	Aug. 22, 2018	Dec. 18, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026	Jun. 29, 2018	Jun. 30, 2022	Jun. 28, 2019	Jun. 30, 2026	Jun. 30, 2026	Jun. 29, 2018	Jun. 30, 2017	Jun. 28, 2019	Jun. 30, 2023	Jun. 30, 2020	Jun. 28, 2019	Jun. 30, 2018	Jun. 29, 2018	Jun. 30, 2020	Jun. 28, 2024	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 28, 2019	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 28, 2024	Jun. 30, 2025	Jun. 28, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 28, 2024	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026
C000021605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus NFJ Dividend Value Fund (Class A/PNEAX) at POP
Accumulated Value	[1],[2]								$ 10,000								$ 10,919.60652						$ 11,954.83721						$ 12,487.50887					$ 11,421.82713					$ 15,244.47999				$ 14,610.71218				$ 15,724.45004					$ 17,506.8577			$ 18,384.34621	$ 23,854.23771
C000021611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus NFJ International Value Fund (Class A/AFJAX) at POP
Accumulated Value	[3],[4]								10,000								10,771.62562						11,197.09596						11,358.00747					10,601.86211					14,680.09575				11,629.91945				12,755.83913					12,645.13286			15,536.87564	19,825.38812
C000021616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus NFJ Large-Cap Value Fund (Class A/PNBAX) at POP
Accumulated Value	[5],[6]								10,000								11,480.27391						12,548.73923						13,128.56828					12,379.2802					16,865.93416				15,793.80345				17,100.17649					18,684.16408			20,029.36527	23,916.57918
C000021621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus NFJ Small-Cap Value Fund (Class A/PCVAX) at POP
Accumulated Value	[7],[8]								10,000								11,469.92947						12,277.16909						11,331.27752					9,447.754407					13,658.65642				12,144.7048				13,436.56308					14,653.01524			14,874.99807	18,936.61399
C000021632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus NFJ Mid-Cap Value Fund (Class A/PQNAX) at POP
Accumulated Value	[9],[10]								10,000								12,335						12,938						13,385					12,190					17,018				15,856				17,616					18,396			19,418	23,434
C000021653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus Silvant Focused Growth Fund (Class A/PGWAX) at POP
Accumulated Value	[11],[12]								10,000								11,083.55339						13,690.91038						14,620.85913					18,240.47673					26,900.89824				19,956.69197				26,407.12776					37,179.12799			43,685.54838	49,163.95927
C000021683 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus KAR Health Sciences Fund (Class A/RAGHX) at POP
Accumulated Value	[13],[14]								10,000								10,757						11,322						12,809					14,521					18,537				17,842				18,278					20,039			17,157	18,754
C000021688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus KAR Global Small-Cap Fund (Class A/RGSAX) at POP
Accumulated Value									10,000								10,957.68577						12,830.18398						12,235.15692					11,965.87911					18,337.02566				13,556.69862				15,496.86027					16,975.89456			18,988.6271	17,997.42445
C000021693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus Zevenbergen Technology Fund (Class A/RAGTX) at POP
Accumulated Value	[15],[16]								10,000								12,634.33822						17,547.46195						19,725.03816					25,314.07251					36,720.64695				24,947.65298				32,965.00337					45,592.08798			54,292.50554	78,747.00546
C000021714 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus Silvant Mid-Cap Growth Fund (Class A/RMDAX) at POP
Accumulated Value	[17],[18]								10,000								11,235.15518						12,823.43369						14,564.81371					17,499.68909					26,817.41481				17,854.50115				21,931.99967					25,515.25598			32,496.42768	38,829.80688
C000034948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus Emerging Markets Opportunities Fund (Class A/AOTAX) at POP
Accumulated Value	[19],[20]							$ 10,000								$ 12,272.47845					$ 11,868.59576						$ 11,578.11752						$ 16,985.46008					$ 12,540.57481				$ 13,069.39201				$ 15,279.03795				$ 16,135.13736				$ 25,055.9878
C000043488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus Income & Growth Fund (Class A/AZNAX) at POP
Accumulated Value	[21],[22]								10,000								10,761.38475						11,791.79975						12,422.76663					13,302.47174					17,318.90432				14,273.1889				16,079.44469					18,102.79457			20,003.2344	23,399.51349
C000128360 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Virtus Small-Cap Fund (Class A/AZBAX) at POP
Accumulated Value	[23],[24]								10,000								11,606.53849						13,923.49989						13,836.96293					12,459.80369					19,536.6384				15,549.01781				17,866.18157					19,682.58989			21,690.65261	29,714.26445
Wilshire 5000 Total Market C000021605 Index [Member]
Account Value [Line Items]
Accumulated Value																	11,853.76272						13,594.71204						14,825.71055					15,831.68768					22,836.36999				19,823.66096				23,595.57117					29,057.90251			33,476.76343	41,180.67836
Wilshire 5000 Total Market C000021609 Index [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,185,376.272						1,359,471.204						1,482,571.055					1,583,168.768					2,283,636.999				1,982,366.096				2,359,557.117					2,905,790.251			3,347,676.343	4,118,067.836
Wilshire 5000 Total Market C000135573 Index [Member]
Account Value [Line Items]
Accumulated Value									2,500,000								2,963,440.681						3,398,678.01						3,706,427.638					3,957,921.919					5,709,092.498				4,955,915.239				5,898,892.794					7,264,475.628			8,369,190.857	10,295,169.59
Wilshire 5000 Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Wilshire 5000 Total Market Index
Accumulated Value		$ 2,500,000	$ 2,592,683.791	$ 2,500,000	$ 2,500,000	$ 2,500,000	$ 2,500,000		10,000	$ 2,540,686.042	$ 2,562,626.457	$ 2,030,402.875	$ 2,581,410.513	$ 3,189,330.938			11,854	$ 2,794,671.781	$ 2,416,734.005	$ 2,756,568.386			13,595	$ 2,984,300.188	$ 2,976,203.484	$ 3,976,203.729			14,826	$ 4,304,694.778	$ 3,428,797.378	$ 3,451,639.409		15,832	$ 3,736,793.975	$ 4,217,857.03	$ 4,108,393.677		22,836	$ 4,447,805.499	$ 5,059,479.259		19,824	$ 5,477,464.292	$ 5,828,878.741		23,596	$ 6,310,427.129	$ 7,170,262.476			29,058	$ 7,762,628.261		33,477	41,181
MSCI All Country World ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World ex USA Index (net)
Accumulated Value									10,000								12,045.24488						12,921.86247						13,088.37295					12,459.88606					16,910.34818				13,626.28442				15,358.92556					17,144.15103			20,182.43486	25,764.40606
MSCI All Country World ex USA C000021614 Index net [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,204,524.488						1,292,186.247						1,308,837.295					1,245,988.606					1,691,034.818				1,362,628.442				1,535,892.556					1,714,415.103			2,018,243.486	2,576,440.606
MSCI All Country World ex USA C000135574 Index net [Member]
Account Value [Line Items]
Accumulated Value									2,500,000								3,011,311.22						3,230,465.617						3,272,093.237					3,114,971.516					4,227,587.044				3,406,571.104				3,839,731.391					4,286,037.757			5,045,608.715	6,441,101.515
Wilshire 5000 Total Market C000150255 Index [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,185,376						1,359,471						1,482,571					1,583,169					2,283,637				1,982,366				2,359,557					2,905,790			3,347,676	4,118,068
MSCI All Country World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World Index (net)
Accumulated Value									10,000								11,878.32858						13,152.56858						13,907.86782					14,201.67686					19,777.95808				16,662.82467				19,417.00405					23,179.47912			26,927.08231	33,301.07075
MSCI All Country World C000021692 Index net [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,187,833					$ 1,315,257						$ 1,390,787						1,420,168					1,977,796				1,666,282				1,941,700				$ 2,317,948				2,692,708	3,330,107
MSCI Emerging Markets C000164305 Index net [Member]
Account Value [Line Items]
Accumulated Value									2,500,000								3,093,635.59						3,347,369.04						3,387,800.35					3,273,016.335					4,611,832.84				3,445,734.764				3,506,011.557					3,945,947.137			4,549,128.845	6,528,329.938
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI Emerging Markets Index (net)
Accumulated Value								10,000	1,000,000							13,389.47616	1,237,454.236				13,551.2014		1,338,947.616				13,092.06534		1,355,120.14				18,447.33136	1,309,206.534				13,782.93905	1,844,733.136			14,024.04623	1,378,293.905			15,783.78855	1,402,404.623			18,196.51538		1,578,378.855		26,113.31975	1,819,651.538	2,611,331.975
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500® Index
Accumulated Value									10,000								11,789.60903						13,484.26092						14,888.97099					16,006.39006					22,536.06538				20,143.68468				24,090.64703					30,006.38059			34,556.44246	42,271.16462
Standard And Poor s 500 C000043491 Index [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,178,960.903						1,348,426.092						1,488,897.099					1,600,639.006					2,253,606.538				2,014,368.468				2,409,064.703					3,000,638.059			3,455,644.246	4,227,116.462
Russell 1000 Value C000021609 Index [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,155,307.145						1,233,521.248						1,337,904.788					1,219,683.803					1,752,484.699				1,632,970.604				1,821,412.541					2,059,229.552			2,341,383.771	2,976,340.048
Russell 1000 Value C000135573 Index [Member]
Account Value [Line Items]
Accumulated Value									2,500,000								2,888,267.863						3,083,803.12						3,344,761.97					3,049,209.507					4,381,211.747				4,082,426.509				4,553,531.352					5,148,073.881			5,853,459.427	7,440,850.12
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Value Index
Accumulated Value					$ 2,500,000				10,000			$ 2,234,364.501					11,553.07145		$ 2,492,206.236				12,335.21248		$ 2,817,607.004				13,379.04788		$ 3,203,673.58			12,196.83803		$ 4,072,472.909			17,524.84699				16,329.70604				18,214.12541					20,592.29552			23,413.83771	29,763.40048
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000® Value Index
Accumulated Value									10,000								12,485.69723						14,121.23458						13,240.71441					10,926.6319					18,933.63189				15,851.14165				16,803.41339					18,634.26908			19,665.73825	28,123.1726
Russell 2000 Value C000021626 Index [Member]
Account Value [Line Items]
Accumulated Value								1,248,569.723								1,412,123.458					1,324,071.441						1,092,663.19						1,893,363.189					1,585,114.165				1,680,341.339				1,863,426.908				1,966,573.825				2,812,317.26
Russell 2000 Value C000135575 Index [Member]
Account Value [Line Items]
Accumulated Value								$ 3,121,424.306								$ 3,530,308.646					$ 3,310,178.602						$ 2,731,657.975						$ 4,733,407.972					$ 3,962,785.412				$ 4,200,853.346				$ 4,658,567.27				$ 4,916,434.562				$ 7,030,793.151
Russell Midcap Value C000021637 Index [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,159,255.179						1,247,304.969						1,293,222.556					1,140,466.949					1,745,646.01				1,571,136.077				1,736,149.066					1,944,093.877			2,168,326.094	2,745,526.445
Russell Midcap Value C000021635 Index [Member]
Account Value [Line Items]
Accumulated Value									10,000								11,592.55179						12,473.04969						12,932.22556					11,404.66949					17,456.4601				15,711.36077				17,361.49066					19,440.93877			21,683.26094	27,455.26445
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell Midcap® Value Index
Accumulated Value							$ 2,500,000		10,000		$ 2,499,284.559						11,593	$ 2,591,291.822					12,473	$ 2,285,208.113					12,932	$ 3,497,834.311				11,405	$ 3,148,160.42				17,456	$ 3,478,804.83			15,711	$ 3,895,473.784			17,361	$ 4,344,778.59				19,441	$ 5,501,342.51		21,683	27,455
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 1000® Growth Index
Accumulated Value									10,000								12,042.31579						14,753.22325						16,458.36039					20,290.42794					28,913.34253				23,485.32626				29,851.38909					39,846.26456			46,706.53055	54,976.36929
Russell 1000 Growth C000021658 Index [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,204,231.579						1,475,322.325						1,645,836.039					2,029,042.794					2,891,334.253				2,348,532.626				2,985,138.909					3,984,626.456			4,670,653.055	5,497,636.929
Russell 1000 Growth C000164304 Index [Member]
Account Value [Line Items]
Accumulated Value									2,500,000								3,010,578.947						3,688,305.813						4,114,590.099					5,072,606.986					7,228,335.634				5,871,331.565				7,462,847.273					9,961,566.141			11,676,632.64	13,744,092.32
Russell 3000 Health Care C000150255 Index [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,145,670						1,257,765						1,406,129					1,585,975					2,053,617				1,947,963				2,071,373					2,287,489			2,147,154	2,653,026
Russell 3000 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 3000® Health Care Index
Accumulated Value									10,000								11,457						12,578						14,061					15,860					20,536				19,480				20,714					22,875			21,472	26,530
MSCI All Country World Small Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															MSCI All Country World Small Cap Index (net)
Accumulated Value									10,000								12,047.17248						13,712.93849						13,307.35556					12,570.16681					19,367.25358				15,140.9206				17,112.60881					18,932.86002			21,502.28424	27,699.53276
MSCI All Country World Small Cap C000021692 Index net [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,204,717					$ 1,371,294						$ 1,330,736						1,257,017					1,936,725				1,514,092				1,711,261				$ 1,893,286				2,150,228	2,769,953
Nasdaq Composite C000204681 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Nasdaq Composite® Index
Accumulated Value		2,500,000								2,494,287.194
S And P North American Technology C000021698 Index [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,331,120.353						1,794,467.623						2,022,920.35					2,643,888.698					3,861,992.222				2,856,808.242				3,819,826.499					5,522,366.947			6,510,941.61	9,812,111.017
Nasdaq Composite C000021698 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Nasdaq Composite® Index
Accumulated Value									1,000,000								1,282,951.822						1,585,722.15						1,709,114.627					2,169,618.174					3,150,967.629				2,412,797.819				3,043,551.311					3,944,631.596			4,562,979.624	5,907,965.751
Nasdaq Composite C000021696 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Nasdaq Composite® Index
Nasdaq Composite C000021693 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Nasdaq Composite® Index
Accumulated Value									10,000								12,829.51822						15,857.2215						17,091.14627					21,696.18174					31,509.67629				24,127.97819				30,435.51311					39,446.31596			45,629.79624	59,079.65751
S And P North American Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															S&P North American Technology Index
Accumulated Value		$ 2,500,000							10,000	$ 2,646,240.356							13,311.20353						17,944.67623						20,229.2035					26,438.88698					38,619.92222				28,568.08242				38,198.26499					55,223.66947			65,109.4161	98,121.11017
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell Midcap® Growth Index
Accumulated Value			$ 2,574,002.631	$ 2,500,000					10,000					$ 2,732,867.996			11,704.64452						13,872.53649						15,806.33037					17,689.06317					25,431.81527				17,910.53122				22,053.57319					25,373.12323			32,094.48036	34,075.32578
Russell Midcap Growth C000021719 Index [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,170,464.452						1,387,253.649						1,580,633.037					1,768,906.317					2,543,181.527				1,791,053.122				2,205,357.319					2,537,312.323			3,209,448.036	3,407,532.578
Bloomberg U S Aggregate Bond C000043491 Index [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								996,852.4918						992,895.7869						1,071,029.03					1,164,628.537					1,160,751.144				1,041,284.961				1,031,520.499					1,058,656.401			1,122,982.911	1,165,554.525
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Bloomberg U.S. Aggregate Bond Index
Accumulated Value									10,000								9,968.524918						9,928.957869						10,710.2903					11,646.28537					11,607.51144				10,412.84961				10,315.20499					10,586.56401			11,229.82911	11,655.54525
Russell 2000 C000128362 Index [Member]
Account Value [Line Items]
Accumulated Value									1,000,000								1,246,006.125						1,464,879.196						1,416,400.675					1,322,562.414					2,142,891.01				1,602,935.744				1,800,205.126					1,981,236.662			2,133,419.397	3,003,403.683
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name															Russell 2000® Index
Accumulated Value						$ 2,500,000			$ 10,000				$ 2,302,588.809				$ 12,460.06125			$ 2,150,039.511			$ 14,648.79196			$ 3,483,616.567			$ 14,164.00675			$ 2,605,831.789		$ 13,225.62414			$ 2,926,525.135		$ 21,428.9101		$ 3,220,821.231		$ 16,029.35744		$ 3,468,218.926		$ 18,002.05126		$ 4,882,519.353			$ 19,812.36662			$ 21,334.19397	$ 30,034.03683

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[9]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[10]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[12]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[13]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[14]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[15]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[16]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[17]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[18]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[19]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[20]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[21]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[22]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[23]
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

[24]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.